Goldman Sachs Access Investment Grade Corporate Bond ETF N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS ETF TRUST
Entity Central Index Key	0001479026
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 29, 2025